Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Amortized cost	$ 2,590.6	$ 3,403.8
Debt securities, available-for-sale, allowance for credit loss, excluding accrued interest	0.6	5.9
Premium receivable, allowance for credit loss	15.8	11.8
Other receivables, allowance for credit loss	0.0	0.0
Reinsurance recoverables on paid losses, allowance	0.3	0.2
Reinsurance recoverables on unpaid losses, allowance	$ 0.9	$ 0.8
Common stock, par or stated value per share (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares, issued (in shares)	96,651,534	111,730,209
Common stock, shares, outstanding (in shares)	96,651,534	111,730,209
Treasury stock, common, shares (in shares)	0	6,570,003
Related Party
Deferred policy acquisition cost, deferred commissions	$ 243.4	$ 200.2
Fixed maturity securities
Amortized cost	2,590.6	3,403.8
Debt securities, available-for-sale, allowance for credit loss, excluding accrued interest	0.6	5.9
Short-term investments
Amortized cost	111.3	221.9
Debt securities, available-for-sale, allowance for credit loss, excluding accrued interest	$ 0.0	$ 0.0